Dividends (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 CAD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 CAD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 CAD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 CAD ($) $ / shares
Dividends [Line Items]
Dividend declared for common share holders | $	$ 75,379		$ 122,636		$ 150,765		$ 238,209
Cash dividend declared per common share (USD per share) | $ / shares	$ 0.1085		$ 0.1808		$ 0.2170		$ 0.3514
Series A preferred shares
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 1,549		$ 1,549		$ 3,097		$ 3,097
Dividend declared per preferred share (CAD per share) | $ / shares		$ 0.3226		$ 0.3226		$ 0.6453		$ 0.6453
Series D preferred shares
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 1,273		$ 1,273		$ 2,546		$ 2,546
Dividend declared per preferred share (CAD per share) | $ / shares		$ 0.3182		$ 0.3182		$ 0.6364		$ 0.6364